Impairment loss on marketable securities and investments in associated companies	12 Months Ended
Dec. 31, 2011
Impairment loss on marketable securities and investments in associated companies [Abstract]
Impairment loss on marketable securities and investments in associated companies
Note 9 – Impairment loss on marketable securities and investments in associated companies

As at December 31, 2011, the Company owns a number of shares, share purchase agreements and bonds in companies including Archer Ltd., Asia Offshore Drilling Ltd., Varia Perdana Bhd., Sevan Drilling, SapuraCrest Bhd, Seahawk Drilling Inc., Ensco plc, Petromena and Golden Close Marine.

In 2011 the Company determined that the declines in fair value of the Archer investment were other than temporary based primarily upon its evaluation of the severity of the excess of its cost basis over the market price of the security and the prospects for recovery within 2012. As a result, an impairment loss was recognized reducing its cost basis of this associated company to the market price of the shares in question as of December 31, 2011, which was $393 million. The impairment loss amounted to $463 million and is presented as share of result from associated companies in the consolidated statements of operations.

Also the Company determined that the decline in fair value of its Seahawk shares was other than temporary and as a result, an impairment loss was recognized reducing its cost basis to the market price of the shares in question as of December 31, 2011. The impairment loss amounted to $10 million and has been classified as a separate line item in the consolidated statements of operations.

In 2010 the Company determined that the decline in fair value of its Seahawk shares was other than temporary and as a result, an impairment loss was recognized reducing its cost basis to the market price of the shares in question as of December 31, 2010. The loss of $15 million was classified as a separate line item in the income statement.

For the twelve month period ended December 31, 2009 no impairment losses were recognized for the securities.